LORD ABBETT DEVELOPING GROWTH FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

November 21, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Developing Growth Fund, Inc. (the “Registrant”)
1933 Act File No. 002-62797
1940 Act File No. 811-02871

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the U.S. Securities and Exchange Commission is Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The purpose of the Amendment is to register three new classes of shares of the Registrant identified as Class R4, Class R5, and Class R6.

Before the designated effective date of January 21, 2015, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2279.

Very truly yours,

/s/ Brooke A. Fapohunda

Brooke A. Fapohunda

Vice President and Assistant Secretary